Unrelated Party Financing, details (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Unrelated party financing, net of unamortized deferred financing costs	$ 0	$ 12,119
Addiewell LTD [Member]
Term Loan		8,500
Term Loan Current		8,500
Term Loan Non-current		0
Discount Premium payable to the lenders		3,718
Discount Premium payable to the lenders payable to the lenders, Current		3,718
less unamortized deferred financing costs		(99)
Unrelated party financing, net of uamortized deferred financing costs		12,119
less unamortized deferred financing costs, Current		(99)
Unrelated party financing, net of unamortized deferred financing costs		12,119
Unrelated party financing, net of unamortized deferred financing costs, Non-current		$ 0